(19) DEBENTURES	12 Months Ended
Dec. 31, 2019
Debentures [Abstract]
DEBENTURES

 (19)  DEBENTURES

The movements in debentures are as follows:

	At December 31, 2017	Raised	Repayment	Interest, inflation adjustment and market to mark	Exchange rates	At December 31, 2018
Category
Measured at cost - Floating rate
TJLP	495,408	-	(46,768)	37,539	(5,080)	481,099
CDI	7,446,556	4,163,000	(4,832,370)	592,746	(652,185)	6,717,747
IPCA	1,311,432	-	-	118,026	(62,030)	1,367,428
Total at cost	9,253,396	4,163,000	(4,879,138)	748,311	(719,295)	8,566,274

Borrowing costs (*)	(76,870)	(17,261)	-	34,334	-	(59,796)

Measured at fair value - Floating rate
IPCA	-	416,600	-	10,389	-	426,989
Fair value adjustment	-	-	-	7,378	-	7,378
Total at fair value	-	416,600	-	17,767	-	434,367

Total	9,176,527	4,562,339	(4,879,138)	800,412	(719,295)	8,940,845
Current	1,703,073					917,352
Noncurrent	7,473,454					8,023,493

	At December 31, 2018	Raised	Repayment	Interest, inflation adjustment and market to mark	Exchange rates	At December 31, 2019
Category
Measured at cost - Floating rate
TJLP	481,099	-	(70,761)	33,384	(4,732)	438,990
CDI	6,717,747	3,688,000	(4,000,383)	421,070	(489,966)	6,336,467
IPCA	1,367,428	-	(109,106)	123,090	(60,504)	1,320,909
Total at cost	8,566,274	3,688,000	(4,180,250)	577,544	(555,202)	8,096,368

Borrowing costs (*)	(59,796)	(3,541)	-	21,122	-	(42,215)

Measured at fair value - Floating rate
IPCA	426,989	-	-	40,556	(22,606)	444,939
Fair value adjustment	7,378	-	-	39,808	-	47,186
Total at fair value	434,367	-	-	80,364	(22,606)	492,125

Total	8,940,845	3,684,459	(4,180,250)	679,030	(577,808)	8,546,278
Current	917,352					682,582
Noncurrent	8,023,493					7,863,696

(*) In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.

The detail on debentures are as follows :

Category	Annual Interest		December 31, 2019	December 31, 2018	Maturity range	Collateral

Measured at cost - Floating rate

TJLP	TJLP + 1%	(c)	438,990	481,099	2009 to 2029	Liens
CDI	(i) From 103.6% to 109.5% of CDI (ii) CDI + 0.75% to 0.83%	(a)	5,339,824	5,858,319	2018 to 2025	CPFL Energia guarantee
	From 104.75% to 110% of CDI	(a)	996,644	859,428	2015 to 2022	No guarantee
IPCA	IPCA + from 4.42% to 5.8%	(b)	1,320,909	1,367,428	2019 to 2027	CPFL Energia guarantee
			8,096,368	8,566,274

	Borrowing costs (*)		(42,215)	(59,796)

Measured at fair value - Floating rate
IPCA	IPCA + 5.80%	(b)	444,939	426,989	2024 to 2026	CPFL Energia guarantee

	Fair value adjustment		47,186	7,378

	Total consolidated		8,546,278	8,940,845

Some debentures hold swaps converting IPCA variation to CDI variation.
For further information about the considered rates, see note 35.
Effective rates:
(a) From 104.68% to 110.77% of CDI | CDI + from 0.76% to 0.89%
(b) IPCA + 4.84% to 6.31%
(c) TJLP + 3.48%

(*) In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.

As shown in the table above, the Company, in compliance with  IFRS 9, classified its debentures as (i) financial liabilities measured at amortized cost; and (ii) financial liabilities measured at fair value through profit or loss.

The classification of debentures measured at fair value as financial liabilities is aimed at matching the effects of the recognition of revenues and expenses derived from the fair value adjustment of hedging derivatives linked to such debentures, in order to obtain a more relevant and consistent accounting information.

The changes in the fair values of these debentures are recognized in the Company’s finance income (costs), except for the component of credit risk calculation, which is recognized in other comprehensive income. As of December 31, 2019, the accumulated losses obtained from the fair value adjustment of such debentures amounted to R$ 47,186 (R$ 7,378 as of December 31, 2018) which, offset by the gains obtained from  the fair value adjustment of the derivative instruments of R$70,517 (R$ 21,012 as of December 31, 2018), undertaken to hedge the interest rate changes (note 35), generated a total gain of R$23,331 (R$ 13,634 as of December 31, 2018).

The maturities of the debentures’ principal recognized in noncurrent liabilities are scheduled as follows:

2021	1,191,059
2022	1,732,136
2023	2,321,213
2024	1,932,174
2025	404,271
2026 to 2030	235,657
Subtotal	7,816,510
Fair value adjustment	47,186
Total	7,863,696

Main debentures issuances during the year

			R$ thousand
Category	Issue	Quantity issued	Released in 2019	Released net of fundraising costs	Interests	Repayment	Annual interests	Effective annual rate
Local currency - CDI
CPFL Brasil	5th issue 1st serie	105,000	105,000	104,834	Biannual	single installment in december 2019	103.6% of CDI	106.82% of CDI
CPFL Brasil	5th issue 2nd serie	220,000	220,000	219,652	Biannual	2 annual installments from january 2023	108.25% of CDI	109.06% of CDI
CPFL Paulista	10th issue	1,380,000	1,380,000	1,378,596	Biannual	2 annual installments from may 2023	107% of CDI	107.84% of CDI
CPFL Piratininga	11th issue	215,000	215,000	214,697	Biannual	2 annual installments from may 2023	107% of CDI	107.84% of CDI
CPFL Santa Cruz	3rd issue	190,000	190,000	189,703	Biannual	Single installment in may 2022	107% of CDI	107.84% of CDI
RGE	10th issue	740,000	740,000	739,206	Biannual	2 annual installments from may 2023	107% of CDI	107.84% of CDI
CPFL Renováveis	9th issue 1st serie	30,000	300,000	299,955	Biannual	Single installment in november 2022	104.75% of CDI	105.45% of CDI
CPFL Renováveis	9th issue 2nd serie	53,800	538,000	537,815	Biannual	3 semiannual installments from november 2022	106% of CDI	106.66% of CDI
			3,688,000	3,684,459

The funds obtained from the main issuances were used in the investment plan, refinancing of debts and improvement of working capital of subsidiaries.

Pre-payment

In 2019, R$3,506,174 (R$ 3,247,401 as of December 31, 2018) were paid of issue of debentures, whose due date were November 2028.

RESTRICTIVE COVENANTS

The debentures issued by the Group companies require the compliance with certain financial covenants.

The calculations are made on an annual or semiannual basis, as appropriate. As the maximum and minimum ratios vary among the contracts, we present below the most critical parameters of each ratio, considering all contracts in effect at December 31, 2019:

Ratios required in the consolidated financial statements of CPFL Energia

  Net indebtedness divided by EBITDA maximum of 3.75.
  EBITDA divided by Finance Income (Expenses) minimum of 2.25.

The Group’s management monitors these ratios on a systematic and constant basis, so that all conditions are met. As of December 31, 2019, the Company was in compliance with all covenants and financial and non-financial clauses.